Federated Investors
World-Class Investment Manager

Federated U.S. Government Bond Fund

SEMI-ANNUAL REPORT

February 28, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2003 (unaudited)

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS--94.1%
	U.S. Treasury Bonds--74.1%
$2,880,000	11.250%, 2/15/2015	$4,855,939
3,650,000	9.250%, 2/15/2016	5,496,097
4,300,000	7.500%, 11/15/2016	5,722,354
1,500,000	9.125%, 5/15/2018	2,286,795
4,000,000	9.000%, 11/15/2018	6,067,520
4,000,000	8.125%, 8/15/2019	5,676,880
4,000,000	8.750%, 5/15/2020	6,010,640
500,000	7.875%, 2/15/2021	699,295
3,200,000	8.000%, 11/15/2021	4,544,512
7,800,000	7.250%, 8/15/2022	10,350,834
1,000,000	7.125%, 2/15/2023	1,312,030
7,750,000	6.250%, 8/15/2023	9,289,073
3,000,000	6.875%, 8/15/2025	3,869,520
4,600,000	6.000%, 2/15/2026	5,384,162
3,350,000	6.750%, 8/15/2026	4,276,476
3,400,000	6.125%, 11/15/2027	4,052,902
1,000,000	5.500%, 8/15/2028	1,101,720
2,000,000	5.250%, 11/15/2028	2,130,940
28,000,000	5.375%, 2/15/2031	31,040,520

	TOTAL	114,168,209

Principal Amount or Shares		Value
	U.S. GOVERNMENT OBLIGATIONS--continued
	U.S. Treasury Note--7.3%
$11,000,000	4.000%, 11/15/2012	$11,281,820

	Federal Home Loan Bank--7.4%
1,000,000	6.500%, 11/13/2009	1,172,940
2,000,000	7.375%, 2/12/2010	2,454,260
1,150,000	7.625%, 5/14/2010	1,435,108
5,000,000	7.125%, 2/15/2030	6,361,750

	TOTAL	11,424,058

	Federal Home Loan Mortgage Corporation--3.7%
141,000	6.750%, 9/15/2029	171,591
4,820,000	6.250%, 7/15/2032	5,586,428

	TOTAL	5,758,019

	Federal National Mortgage Association--1.6%
2,000,000	6.625%, 11/15/2030	2,409,360

	TOTAL U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $130,475,150)	145,041,466

	MUTUAL FUND--5.5%
8,556,015	Government Obligations Fund (at net asset value)	8,556,015

	TOTAL INVESTMENTS (IDENTIFIED COST $139,031,165)[1]	$153,597,481

1 The cost of investments for federal tax purposes amounts to $139,031,165.

Note: The categories of investments are shown as a percentage of net assets ($154,153,397) at February 28, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $139,031,165)		$153,597,481
Income receivable		958,191
Receivable for shares sold		36

TOTAL ASSETS		154,555,708

Liabilities:
Payable for shares redeemed	$4,316
Income distribution payable	385,384
Accrued expenses	12,611

TOTAL LIABILITIES		402,311

Net assets for 12,986,382 shares outstanding		$154,153,397

Net Assets Consist of:
Paid in capital		$139,285,589
Net unrealized appreciation of investments		14,566,316
Accumulated net realized gain on investments		317,912
Distributions in excess of net investment income		(16,420)

TOTAL NET ASSETS		$154,153,397

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$154,153,397 ÷ 12,986,382 shares outstanding		$11.87

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2003 (unaudited)

Investment Income:
Interest			$2,808,585

Expenses:
Investment adviser fee		$323,430
Administrative personnel and services fee		61,987
Custodian fees		5,337
Transfer and dividend disbursing agent fees and expenses		35,299
Directors'/Trustees' fees		5,606
Auditing fees		7,768
Legal fees		3,019
Portfolio accounting fees		23,395
Shareholder services fee		134,762
Share registration costs		15,471
Printing and postage		7,385
Insurance premiums		593
Miscellaneous		5,067

TOTAL EXPENSES		629,119

Waivers and Reimbursement:
Waiver of investment adviser fee	$(26,293)
Waiver of transfer and dividend disbursing agent fees and expenses	(638)
Waiver of shareholder services fee	(107,810)
Reimbursement of investment adviser fee	(1,199)

TOTAL WAIVERS AND REIMBURSEMENT		(135,940)

Net expenses			493,179

Net investment income			2,315,406

Realized and Unrealized Gain on Investments:
Net realized gain on investments			470,324
Net change in unrealized appreciation of investments			4,193,340

Net realized and unrealized gain on investments			4,663,664

Change in net assets resulting from operations			$6,979,070

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2003	Year Ended 8/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,315,406	$4,735,117
Net realized gain on investments	470,324	525,449
Net change in unrealized appreciation of investments	4,193,340	3,702,419

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,979,070	8,962,985

Distributions to Shareholders:
Distributions from net investment income	(2,265,495)	(4,675,277)
Distributions from net realized gain on investments	(601,281)	(244,867)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,866,776)	(4,920,144)

Share Transactions:
Proceeds from sale of shares	108,068,069	112,638,988
Net asset value of shares issued to shareholders in payment of distributions declared	1,952,923	3,696,647
Cost of shares redeemed	(67,037,888)	(128,965,082)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	42,983,104	(12,629,447)

Change in net assets	47,095,398	(8,586,606)

Net Assets:
Beginning of period	107,057,999	115,644,605

End of period (including undistributed net investment income of $(16,420) and $(66,331), respectively)	$154,153,397	$107,057,999

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2003	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$11.45	$10.93	$10.27	$ 9.79	$11.00	$10.30
Income From Investment Operations:
Net investment income	0.24	0.51	0.53	0.53	0.52	0.56
Net realized and unrealized gain (loss) on investments	0.48	0.54	0.65	0.50	(0.98)	1.01

TOTAL FROM INVESTMENT OPERATIONS	0.72	1.05	1.18	1.03	(0.46)	1.57

Less Distributions:
Distributions from net investment income	(0.24)	(0.51)	(0.52)	(0.53)	(0.52)	(0.56)
Distributions from net realized gain on investments	(0.06)	(0.02)	--	(0.02)	(0.23)	(0.31)

TOTAL DISTRIBUTIONS	(0.30)	(0.53)	(0.52)	(0.55)	(0.75)	(0.87)

Net Asset Value, End of Period	$11.87	$11.45	$10.93	$10.27	$ 9.79	$11.00

Total Return[2]	6.40%	9.99%	11.82%	10.95%	(4.52)%	15.94%

Ratios to Average Net Assets:

Expenses	0.92%[3]	0.91%	0.92%	0.88%	0.85%	0.85%

Net investment income	4.30%[3]	4.74%	4.99%	5.42%	4.97%	5.29%

Expense waiver/reimbursement[4]	0.25%[3]	0.27%	0.20%	0.26%	0.27%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$154,153	$107,058	$115,645	$117,468	$123,189	$116,704

Portfolio turnover	16%	52%	88%	38%	100%	67%

1 Beginning with the year ended August 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003 (unaudited)

ORGANIZATION

Federated U.S. Government Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to pursue total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discount are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of February 28, 2003, the Fund had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 2/28/2003	Year Ended 8/31/2002
Shares sold	9,290,330	10,345,702
Shares issued to shareholders in payment of distributions declared	169,468	339,850
Shares redeemed	(5,825,541)	(11,916,257)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,634,257	(1,230,705)

FEDERAL TAX INFORMATION

At February 28, 2003, the cost of investments for federal tax purposes amounts to $139,031,165. The net unrealized appreciation of investments for federal tax purposes was $14,566,316. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,566,316.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntary choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver/reimburse at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Government Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of U.S. government securities, excluding short-term U.S. government securities (and in-kind contributions), for the six months ended February 28, 2003, were as follows:

Purchases	$57,728,881

Sales	$16,865,432

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholde rs in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314284100

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8040402 (4/03)